UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08459

CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2008 to January 31, 2009

Item 1:   Schedule of Investments

Credit Suisse International Focus Fund

Schedule of Investments

January 31, 2009 (unaudited)

	Number of
	Shares	Value
COMMON STOCKS (96.4%)
Australia (0.9%)
Commercial Banks (0.9%)
Westpac Banking Corp.	105,556	$1,035,938
TOTAL AUSTRALIA		1,035,938

Belgium (1.2%)
Chemicals (1.2%)
Umicore	73,814	1,373,344
TOTAL BELGIUM		1,373,344

Bermuda (1.0%)
Insurance (1.0%)
Hiscox, Ltd.	267,743	1,208,654
TOTAL BERMUDA		1,208,654

Denmark (1.1%)
Electrical Equipment (1.1%)
Vestas Wind Systems A/S*	27,690	1,334,655
TOTAL DENMARK		1,334,655

Finland (1.8%)
Communications Equipment (1.8%)
Nokia Oyj	175,143	2,148,484
TOTAL FINLAND		2,148,484

France (10.9%)
Commercial Banks (1.6%)
BNP Paribas	23,227	887,477
Societe Generale	23,205	971,096
		1,858,573
Diversified Telecommunication Services (1.5%)
France Telecom SA	82,021	1,839,590

Insurance (1.0%)
Axa	72,485	1,142,537

Machinery (0.6%)
Vallourec SA	7,012	685,655

Media (1.3%)
Vivendi SA	58,384	1,505,301

Oil, Gas & Consumable Fuels (2.0%)
Total SA	46,902	2,339,344

Pharmaceuticals (1.5%)
Sanofi-Aventis	31,836	1,792,098

Real Estate Investment Trusts (1.4%)
Unibail-Rodamco	12,741	1,709,567
TOTAL FRANCE		12,872,665

Germany (13.3%)
Automobiles (0.4%)
Daimler AG	17,609	493,793

Electric Utilities (2.4%)
E.ON AG	87,996	2,836,873

Industrial Conglomerates (1.3%)
Siemens AG	27,297	1,538,468

Insurance (1.3%)
Muenchener Rueckversicherungs-Gesellshaft AG	11,362	1,501,823

Life Sciences Tools & Services (2.3%)
MorphoSys AG*	131,136	2,739,817

Multi-Utilities (2.5%)
RWE AG	38,119	2,964,300

Pharmaceuticals (1.8%)
Bayer AG	38,956	2,069,703

	Number of
	Shares	Value
COMMON STOCKS
Germany
Textiles, Apparel & Luxury Goods (1.3%)
Adidas AG	43,954	$1,522,157
TOTAL GERMANY		15,666,934

Hong Kong (3.2%)
Commercial Banks (1.6%)
BOC Hong Kong (Holdings), Ltd.	1,858,155	1,895,452

Wireless Telecommunication Services (1.6%)
China Mobile, Ltd.	200,558	1,805,284
TOTAL HONG KONG		3,700,736

India (1.8%)
Wireless Telecommunication Services (1.8%)
Bharti Airtel, Ltd.*	165,484	2,117,688
TOTAL INDIA		2,117,688

Israel (2.2%)
Pharmaceuticals (2.2%)
Teva Pharmaceutical Industries, Ltd. ADR	62,269	2,581,050
TOTAL ISRAEL		2,581,050

Italy (2.4%)
Commercial Banks (1.1%)
Intesa Sanpaolo	426,864	1,346,443

Oil, Gas & Consumable Fuels (1.3%)
Eni SpA	71,538	1,514,418
TOTAL ITALY		2,860,861

Japan (19.3%)
Automobiles (2.2%)
Honda Motor Co., Ltd.	31,207	717,395
Toyota Motor Corp.	59,479	1,913,863
		2,631,258
Capital Markets (1.1%)
Daiwa Securities Group, Inc.	231,109	1,276,584

Chemicals (2.1%)
Shin-Etsu Chemical Co., Ltd.	51,768	2,422,794

Commercial Banks (4.8%)
Mitsubishi UFJ Financial Group, Inc.	240,030	1,331,894
Mizuho Financial Group, Inc.	763,000	1,889,154
The Bank of Kyoto, Ltd.	232,696	2,449,549
		5,670,597
Electronic Equipment, Instruments & Components (1.6%)
Omron Corp.	161,622	1,925,423

Food & Staples Retailing (1.2%)
Seven & I Holdings Co., Ltd.	54,048	1,441,691

Office Electronics (1.3%)
CANON, INC.	57,300	1,563,919

Pharmaceuticals (1.4%)
Takeda Pharmaceutical Co., Ltd.	33,704	1,579,751

Road & Rail (1.5%)
Central Japan Railway Co.	254	1,812,022

Wireless Telecommunication Services (2.1%)
KDDI Corp.	388	2,423,282
TOTAL JAPAN		22,747,321

Netherlands (6.2%)
Diversified Financial Services (0.5%)
ING Groep NV CVA	67,153	554,693

Energy Equipment & Services (1.2%)
Fugro NV CVA	51,276	1,386,726

	Number of
	Shares	Value
COMMON STOCKS
Netherlands
Food Products (1.4%)
Nutreco Holding NV	49,258	$1,629,083

Industrial Conglomerates (1.6%)
Koninklijke (Royal) Philips Electronics NV	104,962	1,909,443

Software (1.5%)
Exact Holding NV	100,653	1,820,541
TOTAL NETHERLANDS		7,300,486

Norway (1.4%)
Commercial Banks (0.9%)
DnB NOR ASA	306,740	1,042,352

Oil, Gas & Consumable Fuels (0.5%)
DNO International ASA*	919,027	581,007
TOTAL NORWAY		1,623,359

Singapore (1.1%)
Commercial Banks (1.1%)
United Overseas Bank, Ltd.	170,069	1,318,717
TOTAL SINGAPORE		1,318,717

Spain (1.2%)
Electric Utilities (1.2%)
Iberdrola SA	187,042	1,449,538
TOTAL SPAIN		1,449,538

Sweden (0.4%)
Communications Equipment (0.4%)
Telefonaktiebolaget LM Ericsson Share B	60,593	480,845
TOTAL SWEDEN		480,845

Switzerland (7.2%)
Capital Markets (1.6%)
UBS AG*	152,412	1,909,975

Food Products (3.1%)
Nestle SA	105,594	3,646,740

Pharmaceuticals (2.5%)
Novartis AG	71,848	2,950,233
TOTAL SWITZERLAND		8,506,948

Taiwan (1.2%)
Diversified Telecommunication Services (1.2%)
Chunghwa Telecom Co., Ltd. ADR	89,525	1,346,456
TOTAL TAIWAN		1,346,456

United Kingdom (18.6%)
Commercial Banks (1.6%)
HSBC Holdings PLC	234,869	1,836,676

Food Products (1.0%)
Unilever PLC	56,463	1,232,194

Insurance (0.9%)
Chaucer Holdings PLC	773,640	457,883
Chaucer Holdings PLC Subscription Shares*	406,161	585,562
		1,043,445
Metals & Mining (3.1%)
Antofagasta PLC	218,087	1,304,610
BHP Billiton PLC	139,596	2,321,323
		3,625,933
Oil, Gas & Consumable Fuels (4.8%)
BG Group PLC	57,984	790,885
BP PLC	226,280	1,594,239
Royal Dutch Shell PLC Class A	131,525	3,261,226
		5,646,350

	Number of
	Shares	Value
COMMON STOCKS
United Kingdom
Pharmaceuticals (3.2%)
AstraZeneca PLC	51,592	$1,977,779
GlaxoSmithKline PLC	105,134	1,844,654
		3,822,433
Tobacco (2.1%)
Imperial Tobacco Group PLC	93,163	2,534,310

Wireless Telecommunication Services (1.9%)
Vodafone Group PLC	1,198,590	2,214,649
TOTAL UNITED KINGDOM		21,955,990
TOTAL COMMON STOCKS (Cost $154,509,818)		113,630,669

PREFERRED STOCK (1.5%)
Germany (1.5%)
Household Products (1.5%)
Henkel AG & Co. KGaA (Cost $2,741,512)	69,348	1,792,300

SHORT-TERM INVESTMENT (0.3%)
	Par
	(000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 02/02/09 (Cost $290,000)	$290	290,000

TOTAL INVESTMENTS AT VALUE (98.2%) (Cost $157,541,330)		115,712,969

OTHER ASSETS IN EXCESS OF LIABILITIES (1.8%)		2,132,486

NET ASSETS (100.0%)		$117,845,455

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*      Non-income producing security.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$6,051,536	$—
Level 2 - Other Significant Observable Inputs	109,661,433	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$115,712,969	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At January 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $157,541,330, $6,089,623, $(47,917,984) and $(41,828,361), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	March 23, 2009

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 23, 2009